UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments

Corporate Bonds & Notes — 83.6%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.9%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$1,775	$1,871,524
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,468,063
Orbital ATK, Inc., 5.50%, 10/1/23	555	581,363
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,301,431
TransDigm, Inc., 6.375%, 6/15/26(1)	3,325	3,422,688
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,135,487
TransDigm, Inc., 6.50%, 5/15/25	250	262,188

		$16,042,744

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,426,550

		$1,426,550

Automotive & Auto Parts — 0.6%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$669,924
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,663,884
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	346,182
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	328,080
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,475,920
Navistar International Corp., 8.25%, 11/1/21	3,055	3,005,356
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,352,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	817,163
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	714,656

		$10,373,165

Banks & Thrifts — 0.7%
Ally Financial, Inc., 3.50%, 1/27/19	$1,200	$1,203,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,862,312
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,590,250
CIT Group, Inc., 5.375%, 5/15/20	835	894,494
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,547,406
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	3,340	3,711,575

		$13,809,037

Broadcasting — 1.1%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$1,435	$1,494,194
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,143,750
Netflix, Inc., 5.50%, 2/15/22	1,790	1,946,625

Security	Principal Amount (000’s omitted)	Value

Broadcasting (continued)
Netflix, Inc., 5.875%, 2/15/25	$2,155	$2,392,050
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,206,906
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,495,281
Tribune Media Co., 5.875%, 7/15/22	4,675	4,698,375

		$20,377,181

Building Materials — 1.8%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,180,000
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	3,070	3,093,178
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,449,525
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,349,500
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,737,988
HD Supply, Inc., 5.75%, 4/15/24(1)	1,650	1,736,625
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,690,263
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,230	2,304,928
Rexel S.A., 5.25%, 6/15/20(1)	2,700	2,789,437
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,550,850
Standard Industries, Inc., 5.375%, 11/15/24(1)	2,905	3,013,937
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,067,075
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,581,983
USG Corp., 5.50%, 3/1/25(1)	345	368,719
USG Corp., 5.875%, 11/1/21(1)	880	922,900

		$33,836,908

Cable / Satellite TV — 7.1%
Altice Financing S.A., 6.625%, 2/15/23(1)	$2,535	$2,618,985
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,859,875
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	4,220	4,457,375
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,000,313
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,299,612
Cablevision Systems Corp., 5.875%, 9/15/22	2,690	2,488,250
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,552,688
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,791,687
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,259,719
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,970,650
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,090,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,130,600
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,845,922

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Cable / Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	$7,860	$8,311,950
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	229,713
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,980,550
CSC Holdings, LLC, 5.25%, 6/1/24	385	360,938
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,296,100
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,140,482
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,588,050
CSC Holdings, LLC, 10.875%, 10/15/25(1)	4,595	5,295,737
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,615,600
DISH DBS Corp., 5.875%, 11/15/24	1,440	1,455,300
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,903,690
DISH DBS Corp., 7.75%, 7/1/26	3,755	4,132,866
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	9,272,169
SFR Group S.A., 6.25%, 5/15/24(1)	585	586,825
SFR Group S.A., 7.375%, 5/1/26(1)	3,450	3,488,812
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	979,413
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,464,800
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,500	1,563,750
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,917,937
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,296,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,610,000
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,379,400
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,834,212
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,221,938
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	4,745	4,670,859
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	3,810	3,751,661

		$133,714,428

Capital Goods — 1.0%
Anixter, Inc., 5.50%, 3/1/23	$2,335	$2,466,344
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,910,000
HRG Group, Inc., 7.875%, 7/15/19	6,550	6,869,312
Manitowoc Foodservice, Inc., 9.50%, 2/15/24	6,630	7,641,075

		$18,886,731

Chemicals — 1.7%
CF Industries, Inc., 4.95%, 6/1/43	$2,315	$1,945,005
INEOS Group Holdings S.A., 5.625%, 8/1/24(1)	3,355	3,334,031
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	5,295	5,480,325

Security		Principal Amount (000’s omitted)		Value

Chemicals (continued)
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		$5,620		$5,479,500
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995		2,159,588
PQ Corp., 6.75%, 11/15/22(1)		900		973,125
Tronox Finance, LLC, 6.375%, 8/15/20		6,085		5,491,712
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620		2,358,000
Valvoline, Inc., 5.50%, 7/15/24(1)		835		883,013
Versum Materials, Inc., 5.50%, 9/30/24(1)		1,590		1,629,750
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270		2,423,225
W.R. Grace & Co., 5.625%, 10/1/24(1)		525		570,281

				$32,727,555

Consumer Products — 2.2%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		$3,490		$3,411,475
Central Garden & Pet Co., 6.125%, 11/15/23		6,300		6,788,250
NBTY, Inc., 7.625%, 5/15/21(1)		6,960		6,838,200
Prestige Brands, Inc., 6.375%, 3/1/24(1)		5,706		6,091,155
Revlon Consumer Products Corp., 5.75%, 2/15/21		1,495		1,517,425
Revlon Consumer Products Corp., 6.25%, 8/1/24(1)		2,405		2,483,163
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)		925		985,125
Serta Simmons Holdings, LLC, 8.125%, 10/1/20(1)		1,535		1,595,517
Spectrum Brands, Inc., 5.75%, 7/15/25		3,285		3,572,437
Tempur Sealy International, Inc., 5.50%, 6/15/26		2,510		2,591,575
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910		1,986,400
Vista Outdoor, Inc., 5.875%, 10/1/23		3,365		3,550,412

				$41,411,134

Containers — 2.5%
ARD Finance S.A., 6.625%, 9/15/23(1)(4)	EUR	2,585	*	$2,779,557
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.85%, 12/15/19(1)(5)		$1,105		1,125,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625		3,689,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		396,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		802,663
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)		600		621,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)		520		537,896
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		5,415		5,739,900
Ball Corp., 4.375%, 12/15/20		3,405		3,643,350

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Berry Plastics Corp., 6.00%, 10/15/22	$1,770	$1,883,935
BWAY Holding Co., 9.125%, 8/15/21(1)	4,545	4,772,250
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	4,253,987
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,093,878
Reynolds Group Holdings, Inc., 5.125%, 7/15/23(1)	2,635	2,702,522
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,919,929
Reynolds Group Holdings, Inc., 7.00%, 7/15/24(1)	2,075	2,221,547
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	2,765	2,890,807
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	5,345	5,485,306

		$46,559,958

Diversified Financial Services — 1.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	$1,035	$1,091,925
Aircastle, Ltd., 5.00%, 4/1/23	1,310	1,359,125
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	3,810	3,857,625
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	6,012,300
Double Eagle Acquisition Sub, Inc., 7.50%, 10/1/24(1)	5,335	5,508,388
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	726,359
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,759,100
International Lease Finance Corp., 6.25%, 5/15/19	975	1,057,875
International Lease Finance Corp., 8.25%, 12/15/20	955	1,138,838
International Lease Finance Corp., 8.625%, 1/15/22	1,580	1,941,425
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,261,714
Navient Corp., 4.875%, 6/17/19	40	40,450
Navient Corp., 5.50%, 1/15/19	2,490	2,546,772
Navient Corp., 7.25%, 1/25/22	45	45,619
Navient Corp., 8.00%, 3/25/20	6,065	6,588,106

		$34,935,621

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,100,475
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,176,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	420,525
IAC/InterActiveCorp, 4.875%, 11/30/18	1,551	1,567,285
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	10,448,100
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,269,675

		$16,982,060

Security	Principal Amount (000’s omitted)	Value

Energy — 13.3%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$4,835	$5,113,012
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	840,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,995	2,086,646
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	1,585	1,599,859
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,333,375
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,352,375
Antero Resources Corp., 6.00%, 12/1/20	425	437,750
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	751,613
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	1,319,938
Callon Petroleum Co., 6.125%, 10/1/24(1)	1,110	1,146,075
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	6,270	6,607,012
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	5,095	5,426,175
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	3,160	3,223,200
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,186,260
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,390,250
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,384,175
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,565,575
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,835,902
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,189,900
Denbury Resources, Inc., 5.50%, 5/1/22	715	568,425
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,860	1,925,100
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	1,080	1,081,350
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	5,745	5,874,262
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,110,038
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,315	6,425,512
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,949,100
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,438,500
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	2,970	3,155,625
Great Western Petroleum, LLC/Great Western Finance, Inc., 9.00%, 9/30/21(1)	4,670	4,868,475
Gulfport Energy Corp., 6.00%, 10/15/24(1)	5,890	6,000,437
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,271,975
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,217,425

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	$575	$593,688
Matador Resources Co., 6.875%, 4/15/23	3,970	4,188,350
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,177,976
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,476,475
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,591,600
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,514,000
Noble Energy, Inc., 5.625%, 5/1/21	795	825,210
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	933,831
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	895,500
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,680	2,639,800
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,096,425
Parsley Energy, LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	4,350	4,643,625
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23(1)	4,515	4,198,950
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,593,250
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,099,250
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	823,575
Precision Drilling Corp., 6.625%, 11/15/20	1,570	1,530,750
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,406,900
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,272,575
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	3,980	4,059,600
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,445	4,711,700
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	3,245,200
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	9,640	10,230,450
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,491,563
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,342,501
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,529,477
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,830,937
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,017,575
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,568,850
SM Energy Co., 5.625%, 6/1/25	1,850	1,771,375
SM Energy Co., 6.125%, 11/15/22	3,285	3,317,850
SM Energy Co., 6.50%, 11/15/21	1,895	1,925,794
SM Energy Co., 6.50%, 1/1/23	2,820	2,820,000
SM Energy Co., 6.75%, 9/15/26	1,580	1,622,463
Southwestern Energy Co., 4.10%, 3/15/22	1,735	1,561,500
Southwestern Energy Co., 5.80%, 1/23/20	3,515	3,515,000
Southwestern Energy Co., 6.70%, 1/23/25	940	900,050
Southwestern Energy Co., 7.50%, 2/1/18	767	807,268
Sunoco L.P./Sunoco Finance Corp., 6.375%, 4/1/23	2,315	2,378,663

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Teine Energy, Ltd., 6.875%, 9/30/22(1)	$745	$761,763
Tesoro Corp., 5.375%, 10/1/22	1,970	2,031,563
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	683,200
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,629,450
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,921,438
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(6)	1,465	380,900
Whiting Petroleum Corp., 5.00%, 3/15/19	875	835,625
Whiting Petroleum Corp., 5.75%, 3/15/21	500	466,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,204,387
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,316,990
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	2,988,206
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 5/15/23	4,030	4,087,786
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,357,129
WPX Energy, Inc., 7.50%, 8/1/20	1,860	1,969,275

		$249,458,824

Entertainment / Film — 0.1%
AMC Entertainment Holding, Inc., 5.875%, 11/15/26(1)(7)	$1,645	$1,661,450
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,104,938

		$2,766,388

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)(7)	$3,075	$3,098,062
Advanced Disposal Services, Inc., 8.25%, 10/1/20	4,145	4,336,706
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,210,975
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,649,025
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,909,013
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,730,490
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,535,500

		$19,469,771

Food & Drug Retail — 1.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	$3,200	$3,167,008
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,840,800
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	2,555	2,184,525
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,282,463

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Food & Drug Retail (continued)
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,815	$7,228,125
Safeway, Inc., 7.25%, 2/1/31	3,750	3,759,375
Safeway, Inc., 7.45%, 9/15/27	3,054	3,046,365

		$23,508,661

Food / Beverage / Tobacco — 1.7%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,101,700
Constellation Brands, Inc., 6.00%, 5/1/22	565	658,225
Dean Foods Co., 6.50%, 3/15/23(1)	8,200	8,753,500
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	531,738
Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,157,646
Post Holdings, Inc., 5.00%, 8/15/26(1)	3,000	2,917,500
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,323,437
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	621,325
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,075,520
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,076,300
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,925,635
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,920,562
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,038,450

		$32,101,538

Gaming — 2.4%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,409,562
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	886,200
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,645,988
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,771,875
International Game Technology PLC, 6.50%, 2/15/25(1)	720	784,800
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)	2,390	2,350,417
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,672,584
MGM Resorts International, 6.00%, 3/15/23	4,590	4,980,150
MGM Resorts International, 6.625%, 12/15/21	2,840	3,179,039
MGM Resorts International, 7.75%, 3/15/22	3,900	4,522,783
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(4)	2,980	1,616,372
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	2,005	2,075,175
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,900	2,028,250

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Scientific Games International, Inc., 10.00%, 12/1/22	$2,545	$2,354,125
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,642,497
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	2,355	2,443,313
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	4,100	4,139,442
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(6)	3,605	1,442,000

		$44,944,572

Health Care — 9.7%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,031,406
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,790	1,841,462
Alere, Inc., 6.375%, 7/1/23(1)	9,695	10,155,512
Alere, Inc., 6.50%, 6/15/20	3,819	3,887,398
Alere, Inc., 7.25%, 7/1/18	515	524,334
AmSurg Corp., 5.625%, 11/30/20	2,035	2,088,419
AmSurg Corp., 5.625%, 7/15/22	2,325	2,380,219
Capsugel S.A., 7.00%, 5/15/19(1)(4)	607	607,304
Centene Corp., 4.75%, 5/15/22	885	902,700
Centene Corp., 4.75%, 1/15/25(7)	5,365	5,365,000
Centene Corp., 5.625%, 2/15/21	2,250	2,373,750
Centene Corp., 6.125%, 2/15/24	3,740	3,983,100
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	266	262,702
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,445	1,083,750
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	3,410,775
Concordia International Corp., 9.50%, 10/21/22(1)	5,870	3,580,700
ConvaTec Finance International S.A., 8.25%, 1/15/19(1)(4)	5,755	5,755,000
ConvaTec Healthcare E S.A., 10.50%, 12/15/18(1)	3,795	3,837,694
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,230	1,134,675
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,640,238
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,433,502
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,368,000
HCA, Inc., 4.50%, 2/15/27	795	787,050
HCA, Inc., 5.25%, 6/15/26	4,595	4,815,560
HCA, Inc., 5.875%, 2/15/26	12,010	12,640,525
HCA, Inc., 6.50%, 2/15/20	505	560,234
HCA, Inc., 7.50%, 2/15/22	1,530	1,744,200
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,113,688

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	$1,285	$1,355,675
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,460,001
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	10,365	10,447,920
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,569,757
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	3,580	3,463,650
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,294,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,188,800
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,165	3,935,925
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,723,137
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	14,445	15,490,818
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,627,700
PRA Holdings, Inc., 9.50%, 10/1/23(1)	3,666	4,032,600
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,503,950
Team Health, Inc., 7.25%, 12/15/23(1)	7,925	8,975,062
Teleflex, Inc., 4.875%, 6/1/26	1,025	1,058,313
Teleflex, Inc., 5.25%, 6/15/24	845	878,800
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,715,938
Tenet Healthcare Corp., 6.75%, 6/15/23	4,010	3,689,200
Tenet Healthcare Corp., 8.125%, 4/1/22	4,415	4,337,737
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	3,789,750
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,900	3,012,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,525	4,834,375
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,352,138
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,352,987
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,318,319

		$182,718,599

Homebuilders / Real Estate — 0.7%
Beazer Homes USA, Inc., 8.75%, 3/15/22(1)	$785	$836,025
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	5,260	5,220,550
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	2,855	3,119,088
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,911,150
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,670,806

		$13,757,619

Security	Principal Amount (000’s omitted)	Value

Hotels — 0.4%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	$3,180	$3,203,850
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	3,310	3,409,585
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,317,125

		$7,930,560

Insurance — 0.7%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$2,790	$2,845,800
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	1,840	1,803,200
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,791,475
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,816,175

		$13,256,650

Leisure — 0.5%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,757,425
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,053,175
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,456,625
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,674,400
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,035,125

		$8,976,750

Metals / Mining — 2.2%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$1,605	$1,665,187
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(1)	820	844,600
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,135,000
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	812,700
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	777,750
Freeport-McMoRan, Inc., 4.55%, 11/14/24	3,365	3,093,697
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	892,925
New Gold, Inc., 6.25%, 11/15/22(1)	8,584	8,712,760
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,532,200
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,491,575
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,445	2,359,425
SunCoke Energy, Inc., 7.625%, 8/1/19	89	80,768
Teck Resources, Ltd., 3.00%, 3/1/19	339	338,871
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,402,088
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,450	2,682,750
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,911,600

		$41,733,896

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$520	$546,359

		$546,359

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$5,785	$6,283,956
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	1,095	1,112,794

		$7,396,750

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$7,710	$7,864,200

		$7,864,200

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,808,800
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,808,690
Landry’s, Inc., 6.75%, 10/15/24(1)	1,605	1,641,112
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,450,944
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	2,016,094
Yum! Brands, Inc., 3.875%, 11/1/20	855	883,856
Yum! Brands, Inc., 3.875%, 11/1/23	265	264,006
Yum! Brands, Inc., 5.30%, 9/15/19	600	648,750

		$20,522,252

Services — 4.1%
Aramark Services, Inc., 5.125%, 1/15/24	$3,695	$3,879,750
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,610,563
CEB, Inc., 5.625%, 6/15/23(1)	3,045	2,972,681
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	10,870	11,440,675
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,855	2,983,475
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,044,900
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,296,113
Hertz Corp. (The), 6.25%, 10/15/22	985	1,009,625
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,395,938
Laureate Education, Inc., 9.25%, 9/1/19(1)	13,210	12,285,300
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,298,556

Security	Principal Amount (000’s omitted)	Value

Services (continued)
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	$6,665	$7,098,225
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,614,219
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	933,281
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,637,370
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,547,550
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,307,400
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,072,500
United Rentals North America, Inc., 5.50%, 5/15/27(7)	1,545	1,546,931
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,073,550
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,362,720
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(4)	1,747	888,251

		$76,299,573

Steel — 0.3%
ArcelorMittal, 7.25%, 2/25/22	$1,670	$1,903,800
Steel Dynamics, Inc., 5.50%, 10/1/24	505	534,038
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,705,100

		$5,142,938

Super Retail — 3.1%
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(4)	$1,600	$602,089
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	1,955,200
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,638,187
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,966,200
L Brands, Inc., 6.625%, 4/1/21	3,670	4,238,850
L Brands, Inc., 6.875%, 11/1/35	5,560	5,921,400
L Brands, Inc., 8.50%, 6/15/19	3,620	4,226,350
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,383,550
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,224,713
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,851,437
PetSmart, Inc., 7.125%, 3/15/23(1)	7,575	7,944,281
PVH Corp., 7.75%, 11/15/23	3,385	3,951,988
rue21, Inc., 9.00%, 10/15/21(1)	2,775	749,250
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,651,863
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	888,250

		$57,193,608

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Technology — 8.1%
Avaya, Inc., 9.00%, 4/1/19(1)	$1,380	$1,152,300
Camelot Finance S.A., 7.875%, 10/15/24(1)	1,595	1,634,875
Cengage Learning, Inc., 9.50%, 6/15/24(1)	6,735	6,297,225
CommScope, Inc., 4.375%, 6/15/20(1)	945	975,713
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,628,125
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	3,245	3,423,475
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	825	863,481
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	2,490	2,671,192
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,940	4,135,325
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	6,685	7,297,279
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	4,190	4,594,406
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,109,725
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,050,800
First Data Corp., 5.75%, 1/15/24(1)	970	990,613
First Data Corp., 6.75%, 11/1/20(1)	390	404,616
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,868,369
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.625%, 11/15/24(1)(7)	2,290	2,298,587
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,756,250
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,664,400
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	3,120	3,181,427
Informatica, LLC, 7.125%, 7/15/23(1)	590	551,650
Match Group, Inc., 6.375%, 6/1/24	1,990	2,156,663
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,817,325
Micron Technology, Inc., 5.50%, 2/1/25	335	329,359
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	940,875
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,689,344
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	4,004,950
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,361,891
Nuance Communications, Inc., 5.375%, 8/15/20(1)	915	940,734
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,466,800
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,776,675
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,699,550
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,714,600
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	4,974,093
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,399,575
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,780	6,593,550

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Western Digital Corp., 7.375%, 4/1/23(1)	$7,970	$8,747,075
Western Digital Corp., 10.50%, 4/1/24(1)	8,255	9,565,481
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,681,650

		$151,410,023

Telecommunications — 7.2%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,093,437
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,653,450
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,590	1,669,500
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	545,900
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,515,995
Digicel, Ltd., 6.75%, 3/1/23(1)	6,915	6,238,713
Equinix, Inc., 5.875%, 1/15/26	3,890	4,141,636
Frontier Communications Corp., 6.25%, 9/15/21	1,830	1,747,650
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,640,438
Frontier Communications Corp., 7.625%, 4/15/24	285	252,938
Frontier Communications Corp., 10.50%, 9/15/22	3,155	3,293,031
Frontier Communications Corp., 11.00%, 9/15/25	7,765	7,956,640
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,400	2,370,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,380,265
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	3,665	3,637,512
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	3,215	2,146,012
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	2,510,375
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	195	144,300
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,547,730
Intelsat Luxembourg S.A., 7.75%, 6/1/21	2,325	767,250
Intelsat Luxembourg S.A., 8.125%, 6/1/23	2,605	872,675
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,212,700
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,443,300
Sprint Capital Corp., 6.875%, 11/15/28	4,330	3,979,564
Sprint Communications, Inc., 6.00%, 11/15/22	255	237,788
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	3,931,200
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,506,987
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,165,650
Sprint Corp., 7.125%, 6/15/24	2,270	2,167,850
Sprint Corp., 7.25%, 9/15/21	4,985	5,115,856
Sprint Corp., 7.625%, 2/15/25	4,005	3,863,575
Sprint Corp., 7.875%, 9/15/23	15,985	15,825,150
T-Mobile USA, Inc., 6.25%, 4/1/21	895	934,156
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,316,116
T-Mobile USA, Inc., 6.464%, 4/28/19	865	880,138
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,737,385
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,915,806

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.633%, 4/28/21	$1,580	$1,654,063
T-Mobile USA, Inc., 6.731%, 4/28/22	560	588,000
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,211,700
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,091,375
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,801,025

		$135,704,831

Transportation Ex Air / Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$407,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,152,800
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,644,844
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,451,475

		$7,656,619

Utilities — 2.0%
AES Corp. (The), 5.50%, 3/15/24	$790	$805,800
AES Corp. (The), 6.00%, 5/15/26	4,275	4,408,594
Calpine Corp., 5.375%, 1/15/23	3,505	3,487,475
Calpine Corp., 5.75%, 1/15/25	2,480	2,421,100
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,224,175
Dynegy, Inc., 7.375%, 11/1/22	7,515	7,308,337
Dynegy, Inc., 7.625%, 11/1/24	2,155	2,071,494
NRG Energy, Inc., 7.25%, 5/15/26(1)	4,085	4,033,937
NRG Energy, Inc., 7.875%, 5/15/21	297	311,108
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	3,660	3,559,350
NRG Yield Operating, LLC, 5.375%, 8/15/24	2,655	2,721,375
TerraForm Power Operating, LLC, 9.375%, 2/1/23(1)(9)	345	346,622
TerraForm Power Operating, LLC, 9.625%, 6/15/25(1)(9)	2,680	2,780,500

		$37,479,867

Total Corporate Bonds & Notes (identified cost $1,538,534,865)		$1,568,923,920

Senior Floating-Rate Loans — 7.8%(10)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,970	$1,953,994

		$1,953,994

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, Maturing 9/29/23(11)	$2,800	$2,794,750
Silver II US Holdings, LLC, Term Loan, 4.00%, Maturing 12/13/19	880	813,817

		$3,608,567

Chemicals — 0.1%
PQ Corporation, Term Loan, 5.75%, Maturing 11/4/22	$1,995	$2,008,578

		$2,008,578

Consumer Products — 0.1%
NBTY, Inc., Term Loan, 5.00%, Maturing 5/5/23	$2,130	$2,137,915

		$2,137,915

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,382	$1,381,385

		$1,381,385

Energy — 0.5%
Ascent Resources - Utica, LLC, Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing 7/1/19(12)	$859	$468,254
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	7,065	7,563,082
EP Energy, LLC, Term Loan, 9.75%, Maturing 6/30/21	1,333	1,366,667

		$9,398,003

Entertainment / Film — 0.1%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,980	$1,995,204

		$1,995,204

Food & Drug Retail — 0.5%
Albertsons, LLC, Term Loan, 4.50%, Maturing 8/25/21	$9,905	$9,987,142

		$9,987,142

Gaming — 0.2%
GLP Financing, LLC, Term Loan, Maturing 10/29/18(11)	$4,150	$4,108,500

		$4,108,500

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 1.0%
inVentiv Health, Inc., Term Loan, Maturing 9/28/23(11)	$3,735	$3,739,336
Jaguar Holding Company II, Term Loan, Maturing 8/18/22(11)	1,120	1,121,051
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	4,593	4,651,062
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	3,730	3,734,663
Press Ganey Holdings, Inc., Term Loan - Second Lien, Maturing 10/21/24(11)	3,900	3,968,250
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	893	901,144

		$18,115,506

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,453,654

		$1,453,654

Metals / Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$4,608	$4,610,567

		$4,610,567

Publishing / Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$3,855	$3,866,903

		$3,866,903

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$6,185	$5,868,019
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	4,919	4,938,764
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,864	2,858,449

		$13,665,232

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,900	$3,865,875
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	5,107,205
PetSmart, Inc., Term Loan, 4.00%, Maturing 3/11/22	1,576	1,580,925
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	3,893	1,901,064

		$12,455,069

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology — 0.9%
Cengage Learning Acquisitions, Inc., Term Loan, 5.25%, Maturing 6/7/23	$5,169	$5,076,416
Dell, Inc., Term Loan, 4.00%, Maturing 9/7/23	4,845	4,884,869
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	2,455	2,397,462
EIG Investors Corp., Term Loan, Maturing 2/9/23(11)	5,635	5,295,142

		$17,653,889

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,065	$1,067,616
Asurion, LLC, Term Loan, 5.00%, Maturing 8/4/22	4,956	4,986,556
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	9,100	9,153,080
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	3,250	3,113,906
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	4,350	4,394,862

		$22,716,020

Transportation Ex Air / Rail — 0.6%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$400,000
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	566	452,750
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	78,060
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	781	624,482
XPO Logistics, Inc., Term Loan, 4.25%, Maturing 10/30/21	9,327	9,400,072

		$10,955,364

Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/30/17	$3,500	$3,522,672

		$3,522,672

Total Senior Floating-Rate Loans (identified cost $145,654,552)		$145,594,164

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.3%
NuVasive, Inc., 2.25%, 3/15/21(1)	$2,500	$2,975,000
NuVasive, Inc., 2.75%, 7/1/17	2,220	3,228,712

		$6,203,712

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,845,675
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,427,750

		$8,273,425

Total Convertible Bonds (identified cost $12,493,494)		$14,477,137

Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$2,065	$2,068,896
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,888,586

Total Commercial Mortgage-Backed Securities (identified cost $8,833,718)		$8,957,482

Common Stocks — 1.5%

Security	Shares	Value

Consumer Products — 0.0%(8)
HF Holdings, Inc.(12)(14)(15)	13,600	$208,624

		$208,624

Energy — 0.7%
Ascent CNR Corp., Class A(12)(14)(15)	4,930,991	$0
Extraction Oil & Gas, Inc.(14)	139,896	2,988,179
Holly Energy Partners, L.P.	90,000	2,749,500
Seven Generations Energy, Ltd., Class A(14)	315,561	6,728,580
Seventy Seven Energy, Inc.(14)	36,439	874,536

		$13,340,795

Food / Beverage / Tobacco — 0.2%
Constellation Brands, Inc., Class A	25,993	$4,343,950

		$4,343,950

Security	Shares	Value

Gaming — 0.0%(8)
New Cotai Participation Corp., Class B(12)(14)(15)	7	$48,895

		$48,895

Health Care — 0.5%
Envision Healthcare Holdings, Inc.(14)	150,000	$2,967,000
Hologic, Inc.(14)	105,000	3,781,050
Team Health Holdings, Inc.(14)	50,000	2,142,500

		$8,890,550

Homebuilders / Real Estate — 0.0%(8)
TRI Pointe Group, Inc.(14)	80,000	$866,400

		$866,400

Services — 0.1%
ServiceMaster Global Holdings, Inc.(14)	25,000	$894,750

		$894,750

Total Common Stocks (identified cost $23,822,045)		$28,593,964

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Health Care — 0.3%
Alere, Inc., 3.00%	18,630	$6,469,268

Total Convertible Preferred Stocks (identified cost $4,865,365)		$6,469,268

Miscellaneous — 0.9%

Security	Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(14)	8,415,190	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(12)(14)	6,330,000	$0

		$0

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

Security	Principal Amount/ Shares	Value

Gaming — 0.9%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(14)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(12)(15)	25,714	17,074,282

		$17,074,877

Utilities — 0.0%(8)
EME Reorganization Trust(14)	2,640,437	$12,146

		$12,146

Total Miscellaneous (identified cost $9,357,133)		$17,087,023

Warrants — 0.0%(8)

Security	Shares	Value

Energy — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(14)	15,615	$117,113

		$117,113

Food / Beverage / Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(12)(14)	1,610	$0

		$0

Total Warrants (identified cost $1,126,931)		$117,113

Short-Term Investments — 3.7%

Repurchase Agreements — 0.1%
Description	Principal Amount (000’s omitted)	Value
Morgan Stanley:
Dated 10/20/16, with an interest rate of 0.25% payable by the Portfolio collateralized by $2,000,000 LifePoint Health, Inc., 5.375% due 5/1/24 and a market value, including accrued interest, of $2,038,885(16)	$2,250	$2,249,500

Total Repurchase Agreements (identified cost $2,249,500)		$2,249,500

Other — 3.6%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.68%(17)	67,293,606	$67,307,065

Total Other (identified cost $67,296,036)		$67,307,065

Total Short-Term Investments (identified cost $69,545,536)		$69,556,565

Total Investments — 99.1% (identified cost $1,814,233,639)		$1,859,776,636

Other Assets, Less Liabilities — 0.9%		$16,859,550

Net Assets — 100.0%		$1,876,636,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denominated in Euros.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $904,335,772 or 48.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(6)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	When-issued security/delayed delivery security.

(8)	Amount is less than 0.05%.

(9)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2016.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Portfolio of Investments — continued

banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after October 31, 2016, at which time the interest rate will be determined.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2016.

(14)	Non-income producing security.

(15)	Restricted security (see Note 5).

(16)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,823,195	CAD	9,151,269	State Street Bank and Trust Company	1/31/17	$—	$(4,770)
USD	2,800,858	EUR	2,557,721	State Street Bank and Trust Company	1/31/17	—	(18,723)

						$—	$(23,493)

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Credit Suisse International	Ford Motor Co.	Baa2/BBB	$1,000	5.00	%(1)	12/20/16	$12,330	$(54)	$12,276
Deutsche Bank AG	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	25,892	(2,852)	23,040
Goldman Sachs International	Ford Motor Co.	Baa2/BBB	2,100	5.00	(1)	12/20/16	25,893	(2,113)	23,780

Total			$5,200				$64,115	$(5,019)	$59,096

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $5,200,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $1,746,937,603)	$1,792,469,571
Affiliated investment, at value (identified cost, $67,296,036)	67,307,065
Cash	371,949
Restricted cash*	330,000
Interest and dividends receivable	29,022,597
Receivable for investments sold	28,942,890
Receivable for open swap contracts	59,096
Premium paid on open swap contracts	5,019
Other assets	165,505
Total assets	$1,918,673,692

Liabilities
Cash collateral due to brokers	$330,000
Payable for investments purchased	26,002,147
Payable for when-issued/delayed delivery securities	14,685,000
Payable for open forward foreign currency exchange contracts	23,493
Due to custodian — foreign currency, at value (identified cost, $2,192)	2,195
Payable to affiliates:
Investment adviser fee	700,308
Trustees’ fees	5,667
Accrued expenses	288,696
Total liabilities	$42,037,506
Net Assets applicable to investors’ interest in Portfolio	$1,876,636,186

Sources of Net Assets
Investors’ capital	$1,831,057,849
Net unrealized appreciation	45,578,337
Total	$1,876,636,186

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

33	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest and other income	$96,037,816
Dividends	2,042,909
Interest allocated from/dividends from affiliated investment	683,908
Expenses allocated from affiliated investment	(20,121)
Total investment income	$98,744,512

Expenses
Investment adviser fee	$7,173,859
Trustees’ fees and expenses	68,189
Custodian fee	312,852
Legal and accounting services	138,129
Interest expense on securities sold short	1,866
Miscellaneous	64,466
Total expenses	$7,759,361

Net investment income	$90,985,151

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,657,195)
Investment transactions in/allocated from affiliated investment	13,000
Securities sold short	15,000
Swap contracts	576,092
Foreign currency and forward foreign currency exchange contract transactions	279,689
Net realized loss	$(4,773,414)
Change in unrealized appreciation (depreciation) —
Investments	$55,953,585
Investment — affiliated investment	11,029
Swap contracts	(569,852)
Foreign currency and forward foreign currency exchange contracts	41,980
Net change in unrealized appreciation (depreciation)	$55,436,742

Net realized and unrealized gain	$50,663,328

Net increase in net assets from operations	$141,648,479

34	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$90,985,151	$62,510,202
Net realized loss from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(4,773,414)	(6,218,332)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	55,436,742	(50,061,419)
Net increase in net assets from operations	$141,648,479	$6,230,451
Capital transactions —
Contributions	$800,483,383	$475,321,220
Withdrawals	(353,632,789)	(233,178,153)
Net increase in net assets from capital transactions	$446,850,594	$242,143,067

Net increase in net assets	$588,499,073	$248,373,518

Net Assets
At beginning of year	$1,288,137,113	$1,039,763,595
At end of year	$1,876,636,186	$1,288,137,113

35	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48%	0.52%	0.52%	0.54%	0.56%
Net investment income	5.61%	5.58%	5.72%	6.34%	7.06%
Portfolio Turnover	39%	38%	44%	62%	76%

Total Return	7.74%	0.82%	6.88%	10.46%	13.20%

Net assets, end of year (000’s omitted)	$1,876,636	$1,288,137	$1,039,764	$1,008,382	$947,318

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

36	See Notes to Financial Statements.

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 79.8%, 8.8%, 10.4% and 1.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

37

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

38

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

J  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

K  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

39

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $7,173,859 or 0.44% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,178,772,989 and $582,299,510, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,826,967,240

Gross unrealized appreciation	$73,196,020
Gross unrealized depreciation	(40,386,624)

Net unrealized appreciation	$32,809,396

The net unrealized depreciation on foreign currency transactions at October 31, 2016 on a federal income tax basis was $263.

40

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

5  Restricted Securities

At October 31, 2016, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16	4,930,991	$0	$0
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$257,519

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,074,282

Total Miscellaneous			$8,868,750	$17,074,282

Total Restricted Securities			$9,815,325	$17,331,801

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swap contracts) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $23,493. At October 31, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

41

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$64,115	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	—		(23,493	)(2)

Total Derivatives subject to master netting or similar agreements		$64,115		$(23,493)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid on open swap contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$12,330	$—	$—	$—	$12,330
Deutsche Bank AG	25,892	—	—	(25,892)	—
Goldman Sachs International	25,893	—	—	(25,893)	—

	$64,115	$—	$—	$(51,785)	$12,330

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(23,493)	$—	$—	$—	$(23,493)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

42

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$576,092	$(569,852)
Foreign Exchange	Forward foreign currency exchange contracts	263,715	39,165

Total		$839,807	$(530,687)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2016, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$8,729,000	$10,300,000

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2016.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

High Income Opportunities Portfolio

October 31, 2016

Notes to Financial Statements — continued

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$1,568,923,920	$—	$1,568,923,920
Senior Floating-Rate Loans	—	145,125,910	468,254	145,594,164
Convertible Bonds	—	14,477,137	—	14,477,137
Commercial Mortgage-Backed Securities	—	8,957,482	—	8,957,482
Common Stocks	28,336,445	—	257,519	28,593,964
Convertible Preferred Stocks	—	6,469,268	—	6,469,268
Miscellaneous	12,146	595	17,074,282	17,087,023
Warrants	—	117,113	0	117,113
Short-Term Investments —
Repurchase Agreements	—	2,249,500	—	2,249,500
Other	—	67,307,065	—	67,307,065

Total Investments	$28,348,591	$1,813,627,990	$17,800,055	$1,859,776,636

Swap Contracts	$—	$64,115	$—	$64,115

Total	$28,348,591	$1,813,692,105	$17,800,055	$1,859,840,751

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(23,493)	$—	$(23,493)

Total	$—	$(23,493)	$—	$(23,493)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

44

High Income Opportunities Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of High Income Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of High Income Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Income Opportunities Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 20, 2016

45

Eaton Vance

High Income Opportunities Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

46

Eaton Vance

High Income Opportunities Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

47

Eaton Vance

High Income Opportunities Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael W. Weilheimer 1961	President of the Portfolio	1995	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446     10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/15	10/31/16
Audit Fees	$79,162	$80,144
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,853	$23,022
All Other Fees(3)	$0	$0

Total	$96,015	$103,166

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$16,853	$23,022
Eaton Vance(1)	$46,000	$56,434

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 20, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 20, 2016